Financial risk management objectives and policies - Interest rate risk (Table) (Details) - Interest rate risk $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in Libor	15	15
Decrease in Libor	(20)	(20)
Effect on loss (Decrease in Libor)	$ 86	$ 94
Effect on loss (Increase in Libor)	$ (69)	$ (70)